Long-Term Debt and Financial Liabilities, $15.29 Million Term Loan Facility (Details)				12 Months Ended
	May 28, 2024 USD ($)	Mar. 08, 2024 USD ($)	Jan. 27, 2021 Tranche	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 22, 2021 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan				$ 102,181,653	$ 86,866,269	$ 53,864,500
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary							2
Face amount				$ 15,290,000
Number of tranches drawn | Tranche			2
Number of payment installments | Installment				16
Frequency of periodic payment				quarterly
Installment payment				$ 471,000
Balloon installment payable at maturity				$ 7,800,000
Repayment of loan	$ 4,500,000	$ 4,900,000